UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-02653

Dreyfus Bond Funds, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

            Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6400

Date of fiscal year end:      08/31

Date of reporting period:     02/28/17

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Municipal Bond Fund

SEMIANNUAL REPORT February 28, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Municipal Bond Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Municipal Bond Fund, covering the 12-month period from September 1, 2015 through August 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite tumultuous swings in market sentiment stemming from global economic developments, stocks and bonds generally produced strong returns over the reporting period. During the fall of 2015, investors reacted cautiously to sluggish global economic growth, plummeting commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp declines in equities in January 2016, but investor sentiment soon improved when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices rebounded. Stocks mostly rallied over the ensuing months, driving several broad measures of stock market performance to new record highs. In the bond market, aggressively accommodative monetary policies and robust investor demand for current income sent yields of high-quality sovereign bonds lower and their prices higher.

Recently we have seen evidence that investors may be shifting their focus away from macroeconomic influences and toward underlying company and industry fundamentals. This development—along with wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets—suggests that selectivity may be a more important determinant of investment success over the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
September 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from September 1, 2016 through February 28, 2017, as provided by Daniel Marques and Daniel Rabasco, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended February 28, 2017, Dreyfus Municipal Bond Fund achieved a total return of -3.47%.1 In comparison, the fund’s benchmark, the Bloomberg Barclays U.S. Municipal Bond Index (the “Index”), produced a total return of -2.80%.2

Municipal bonds produced moderate losses in a volatile market amid rising interest rates, changing supply-and-demand dynamics, and political uncertainty. The fund lagged its benchmark, mainly due to a duration posture that was mildly longer than that of the Index.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital.

To pursue this goal, the fund normally invests substantially all of its net assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 75% of its assets in municipal bonds rated A or higher or the unrated equivalent as determined by Dreyfus. The fund may invest up to 25% of its assets in municipal bonds rated below A or the unrated equivalent as determined by Dreyfus, including bonds rated below investment-grade quality (“high yield” or “junk” bonds). The dollar-weighted average maturity of the fund’s portfolio is not restricted, but normally exceeds 10 years.

We focus on identifying undervalued sectors and securities, and minimize the use of interest-rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities, and to exploit pricing inefficiencies in the municipal bond market.

• Actively trading among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Political and Technical Factors Fueled Market Volatility

After municipal bonds produced relatively strong returns earlier in 2016, volatility began to increase near the start of the reporting period when issuers came to market with a flood of new securities in anticipation of a short-term interest-rate hike from the Federal Reserve Board. Market declines accelerated in November after the unexpected election of a new presidential administration, which immediately sparked uncertainty regarding potential changes in tax policy. Municipal bonds subsequently recouped some of their previous losses when investors recognized that tax reform will take time and political capital to enact. Nonetheless, the Index posted moderate losses for the reporting period overall.

Meanwhile, a growing U.S. economy continued to support sound credit conditions for most municipal bond issuers. Several states and municipalities are facing pressure from underfunded pension systems, but most have benefited from rising tax revenues, balanced operating budgets, and replenished “rainy day” reserves.

DISCUSSION OF FUND PERFORMANCE (continued)

Interest-Rate Strategies Dampened Relative Results

The fund’s relative performance was constrained by its average duration, which we had set in a position that was mildly longer than that of the Index. Although this positioning helped the fund participate more fully in the market rally later in the reporting period, it made the fund more sensitive to rising interest rates during the sharp sell-off in November. In addition, the fund’s emphasis on municipal bonds with maturities between 10 and 20 years and a correspondingly underweighted position in securities with maturities of five years or less hindered relative performance during the reporting period.

Our security-selection strategy produced better relative results. An overweighted position in revenue-backed bonds and underweighted exposure to general obligation bonds from state and local issuers bolstered relative results, and the fund achieved especially favorable results from securities issued on behalf of toll roads, airports, mass transit, and hospitals. Lack of exposure to lower-yielding escrowed bonds also aided the fund’s relative performance. However, special tax bonds weighed on relative results to a degree.

Near-Term Challenges May Create Long-Term Opportunities

The national municipal bond market recently has shown signs of renewed strength. Investors who may have overreacted to the tax implications of the presidential election appear to have adopted a more balanced perspective, and the reinvestment of interest payments helped support bond prices in January. However, we are aware that seasonal factors tend to weigh on market averages in the spring, when selling pressure increases to raise cash for income tax payments. Therefore, we currently intend to adopt a more tactical approach as bouts of market volatility create opportunities to purchase municipal bonds from fundamentally sound issuers at attractive prices.

As of the end of the reporting period, we have maintained the fund’s emphasis on revenue-backed municipal bonds. We also have retained relatively light exposure to general obligation bonds, particularly from states and municipalities that are struggling with public pension funding shortfalls. We have continued to set the fund’s average duration in a modestly long position in an effort to capture higher yields.

March 15, 2017

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bond funds involve increased credit and liquidity risk compared with higher-quality bond funds. Below-investment-grade bonds are considered speculative as to the continuing ability of an issuer to make interest payments and repay principal.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

Auction-rate securities include preferred shares of closed-end funds, long-term debt issued by municipalities, and many other taxable and tax-exempt issuers. The dividend rates on these securities generally reset through bank-managed auctions periodically, including periods ranging from 7 days to 35 days.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.

2 Source: Lipper Inc. — The Bloomberg Barclays U.S. Municipal Bond Index covers the U.S. dollar-denominated long-term tax-exempt bond market. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Municipal Bond Fund from September 1, 2016 to February 28, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended February 28, 2017

Expenses paid per $1,000†	$3.51
Ending value (after expenses)	$965.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended February 28, 2017

Expenses paid per $1,000†	$3.61
Ending value (after expenses)	$1,021.22

† Expenses are equal to the fund’s annualized expense ratio of .72%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

February 28, 2017 (Unaudited)

Long-Term Municipal Investments - 99.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 3.3%
Birmingham Water Works Board, Water Revenue	5.00	1/1/33	5,775,000		6,599,266
Jefferson County, Limited Obligation School Warrants	5.25	1/1/20	15,000,000		15,058,050
Jefferson County, Senior Lien Sewer Revenue Warrants (Insured; Assured Guaranty Municipal Corp.)	0/6.60	10/1/42	20,000,000	[a]	15,802,600
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/28	3,300,000		3,752,166
Lower Alabama Gas District, Gas Project Revenue	5.00	9/1/46	3,500,000		4,056,185
				45,268,267
Alaska - .6%
Northern Tobacco Securitization Corporation of Alaska, Tobacco Settlement Asset-Backed Bonds	5.00	6/1/46	8,485,000		8,001,016
Arizona - 1.3%
La Paz County Industrial Development Authority, Education Facility LR (Charter Schools Solutions-Harmony Public Schools Project)	5.00	2/15/46	1,500,000	[b]	1,566,405
Maricopa County Industrial Development Authority, Revenue (Banner Health)	5.00	1/1/31	1,750,000		2,036,563
Pima County Industrial Development Authority, Education Revenue (American Charter Schools Foundation Project)	5.63	7/1/38	1,075,000		1,024,260
Pima County Industrial Development Authority, IDR (Tucson Electric Power Company Project)	5.25	10/1/40	4,185,000		4,573,368
Salt Verde Financial Corporation, Senior Gas Revenue	5.00	12/1/37	7,000,000		7,991,200
				17,191,796
California - 10.9%
Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue	5.00	4/1/28	5,000,000		5,803,550
California, GO (Various Purpose)	5.00	8/1/29	7,500,000		8,857,875
California, GO (Various Purpose)	6.50	4/1/33	15,000,000		16,708,500
California, GO (Various Purpose)	6.00	11/1/35	14,000,000		15,759,520
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding Bonds (Kern County Tobacco Funding Corporation)	5.00	6/1/34	5,295,000		5,688,366

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 10.9% (continued)
California State Public Works Board, LR (Department of Corrections and Rehabilitation) (Various Correctional Facilities)	5.00	9/1/28	5,000,000		5,824,800
California State Public Works Board, LR (Various Capital Projects)	5.00	12/1/25	5,000,000		5,932,550
California State Public Works Board, LR (Various Capital Projects)	5.00	11/1/38	2,500,000		2,805,150
California Statewide Communities Development Authority, Revenue (Kaiser Permanente)	5.00	4/1/42	5,525,000		6,021,200
California Statewide Communities Development Authority, Revenue (Loma Linda University Medical Center)	5.00	12/1/36	4,000,000	[b]	4,196,160
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds	4.50	6/1/27	9,655,000		9,728,475
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/28	2,850,000		3,237,885
Los Angeles Department of Airports, Senior Revenue (Los Angeles International Airport)	5.00	5/15/33	5,000,000		5,583,850
Los Angeles Unified School District, GO	5.00	7/1/21	10,000,000		11,556,800
Modesto Irrigation District, Electric System Revenue	5.00	7/1/21	3,515,000		4,030,158
Sacramento County, Airport System Senior Revenue	5.75	7/1/39	10,260,000		10,842,460
San Diego County Regional Airport Authority, Senior Airport Revenue	5.00	7/1/43	6,000,000		6,500,520
San Francisco City and County Airport Commission, Second Series Revenue (San Francisco International Airport)	5.00	5/1/41	12,500,000		13,866,750
University of California Regents, Medical Center Pooled Revenue	5.00	5/15/43	5,000,000		5,635,350
				148,579,919
Colorado - 2.2%
City and County of Denver, Airport System Subordinate Revenue	5.50	11/15/27	6,000,000		6,862,620
City and County of Denver, Airport System Subordinate Revenue	5.25	11/15/43	6,000,000		6,548,100
Colorado Health Facilities Authority, Revenue (Catholic Health Initiatives)	5.25	1/1/45	4,315,000		4,561,041
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System)	5.25	1/1/25	4,000,000		4,358,440
Denver Convention Center Hotel Authority, Convention Center Hotel Senior Revenue	5.00	12/1/36	1,315,000		1,440,333
E-470 Public Highway Authority, Senior Revenue (Insured; National Public Finance Guarantee Corp.)	0.00	9/1/20	6,740,000	[c]	6,229,984
				30,000,518

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Connecticut - 1.1%
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	10/1/29	2,500,000	2,880,050
Connecticut, Special Tax Obligation Revenue (Transportation Infrastructure Purposes)	5.00	9/1/33	6,000,000	6,835,980
Hartford County Metropolitan District, Clean Water Project Revenue (Green Bonds)	5.00	11/1/34	5,025,000	5,679,808
				15,395,838
District of Columbia - .9%
District of Columbia Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds	0.00	6/15/46	70,600,000	[c] 9,418,746
Metropolitan Washington Airports Authority, Airport System Revenue	5.00	10/1/35	2,000,000	2,249,520
				11,668,266
Florida - 7.8%
Broward County, Port Facilities Revenue	5.00	9/1/22	6,000,000	6,691,740
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/20	7,000,000	7,790,650
Citizens Property Insurance Corporation, Coastal Account Senior Secured Revenue	5.00	6/1/25	30,000,000	35,204,700
Citizens Property Insurance Corporation, Personal Lines Account/Commercial Lines Account Senior Secured Revenue	5.00	6/1/22	8,000,000	9,251,920
Florida Department of Transportation, Turnpike Revenue	5.00	7/1/24	5,630,000	6,640,360
Florida Municipal Power Agency, Revenue (Saint Lucie Project)	5.00	10/1/20	2,185,000	2,457,098
Jacksonville Electric Authority, Electric System Subordinated Revenue	5.00	10/1/27	2,250,000	2,607,255
Jacksonville Electric Authority, Water and Sewer System Revenue	5.00	10/1/29	2,500,000	2,894,575
Lee County, Transportation Facilities Revenue (Insured; Assured Guaranty Municipal Corp.)	5.00	10/1/21	4,000,000	4,594,880
Miami Beach Redevelopment Agency, Tax Increment Revenue (City Center/Historic Convention Village)	5.00	2/1/35	1,500,000	1,672,395
Miami-Dade County, Aviation Revenue (Miami International Airport)	5.38	10/1/35	5,000,000	5,541,550
Miami-Dade County, Seaport Revenue	5.50	10/1/42	3,500,000	4,053,700
Miami-Dade County, Water and Sewer System Revenue	5.00	10/1/34	5,000,000	5,544,750

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Florida - 7.8% (continued)
Pinellas County Health Facilities Authority, Health System Revenue (BayCare Health System Issue) (Insured; National Public Finance Guarantee Corp.)	1.07	11/15/23	4,550,000	[d] 4,311,125
Tampa Bay Water Regional Water Supply Authority, Utility System Improvement Revenue (Insured; National Public Finance Guarantee Corp.)	6.00	10/1/29	5,000,000	6,488,250
				105,744,948
Georgia - 2.0%
Atlanta, Water and Wastewater Revenue (Insured; Assured Guaranty Municipal Corp.)	5.25	11/1/34	3,500,000	3,850,525
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.75	1/1/20	1,000,000	1,063,690
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/21	7,705,000	8,686,386
Municipal Electric Authority of Georgia, Project One Subordinated Bonds	5.00	1/1/28	8,400,000	9,901,920
Thomasville Hospital Authority, RAC (John D. Archbold Memorial Hospital, Inc. Project)	5.13	11/1/30	3,500,000	3,815,840
				27,318,361
Idaho - .6%
Power County Industrial Development Corporation, SWDR (FMC Corporation Project)	6.45	8/1/32	7,625,000	7,638,877
Illinois - 8.2%
Chicago, General Airport Senior Lien Revenue (Chicago O'Hare International Airport)	5.00	1/1/29	6,185,000	6,829,539
Chicago, Second Lien Water Revenue	5.00	11/1/27	2,695,000	3,019,424
Chicago, Second Lien Water Revenue	5.00	11/1/28	7,200,000	7,981,704
Chicago Park District, Limited Tax GO	5.00	1/1/27	3,000,000	3,317,670
Chicago Transit Authority, Second Lien Sales Tax Receipts Revenue	5.00	12/1/46	7,250,000	7,710,012
Greater Chicago Metropolitan Water Reclamation District, GO Unlimited Tax Capital Improvement Bonds	5.00	12/1/44	5,000,000	5,480,550
Illinois, Sales Tax Revenue	5.00	6/15/24	5,000,000	5,774,350
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/29	9,500,000	10,588,415
Illinois Finance Authority, Revenue (Advocate Health Care Network)	5.00	6/1/30	10,305,000	11,430,203
Illinois Finance Authority, Revenue (Central DuPage Health)	5.50	11/1/39	3,500,000	3,854,025

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Illinois - 8.2% (continued)
Illinois Finance Authority, Revenue (OSF Healthcare System)	5.00	11/15/45	2,500,000	2,703,275
Illinois Finance Authority, Revenue (Rehabilitation Institute of Chicago)	6.00	7/1/43	3,250,000	3,720,243
Illinois Municipal Electric Agency, Power Supply System Revenue	5.00	2/1/32	5,000,000	5,620,650
Illinois Toll Highway Authority, Toll Highway Senior Revenue	5.00	1/1/36	1,500,000	1,670,970
Metropolitan Pier and Exposition Authority, Revenue (McCormick Place Expansion Project)	5.00	6/15/42	13,090,000	13,338,972
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	5.50	6/1/23	5,500,000	6,216,485
Railsplitter Tobacco Settlement Authority, Tobacco Settlement Revenue	6.00	6/1/28	1,480,000	1,683,781
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/27	5,000,000	5,566,850
University of Illinois Board of Trustees, Auxiliary Facilities System Revenue (University of Illinois)	5.00	4/1/44	5,000,000	5,389,100
				111,896,218
Indiana - .4%
Indiana Municipal Power Agency, Power Supply System Revenue	5.00	1/1/37	2,500,000	2,790,175
Indianapolis Local Public Improvement Bond Bank, Revenue (Indianapolis Airport Authority Project)	5.00	1/1/26	2,000,000	2,318,660
				5,108,835
Iowa - .7%
Iowa Finance Authority, Health Facilities Revenue (UnityPoint Health)	5.00	8/15/32	2,500,000	2,827,425
Iowa Finance Authority, Healthcare Revenue (Genesis Health System)	5.00	7/1/25	5,910,000	6,812,634
				9,640,059
Kentucky - 1.8%
Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue, BAN (Downtown Crossing Project)	5.00	7/1/17	9,375,000	9,487,125
Louisville/Jefferson County Metro Government, Health System Revenue (Norton Healthcare, Inc.)	5.75	10/1/42	6,000,000	6,765,780
Mount Sterling, LR (Kentucky League of Cities Funding Trust Program)	6.10	3/1/18	7,955,000	8,304,224
				24,557,129

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Louisiana - 3.4%
East Baton Rouge Sewerage Commission, Revenue	5.00	2/1/39	8,000,000	8,894,240
Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue (Westlake Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,057,060
Louisiana Public Facilities Authority, Revenue (CHRISTUS Health Obligated Group)	6.00	7/1/29	6,500,000	7,098,000
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/40	7,825,000	8,379,479
New Orleans Aviation Board, General Airport Revenue (North Terminal Project)	5.00	1/1/45	5,000,000	5,343,850
New Orleans Aviation Board, Gulf Opportunity Zone Customer Facility Charge Revenue (Consolidated Rental Car Project)	6.25	1/1/30	5,000,000	5,359,600
Tobacco Settlement Financing Corporation of Louisiana, Tobacco Settlement Asset-Backed Bonds	5.25	5/15/35	7,800,000	8,497,788
				45,630,017
Maine - .4%
Maine Health and Higher Educational Facilities Authority, Revenue (Maine General Medical Center Issue)	7.50	7/1/32	5,000,000	5,676,900
Maryland - 1.0%
Maryland Economic Development Corporation, EDR (Transportation Facilities Project)	5.75	6/1/35	2,500,000	2,688,400
Maryland Health and Higher Educational Facilities Authority, Revenue (MedStar Health Issue)	5.00	8/15/38	4,000,000	4,378,920
Montgomery County, Consolidated Public Improvement GO	5.00	12/1/24	5,165,000	6,285,288
				13,352,608
Massachusetts - 3.0%
Massachusetts, GO (Insured; Assured Guaranty Municipal Corp.)	5.25	9/1/23	5,000,000	6,046,950
Massachusetts Department of Transportation, Metropolitan Highway System Senior Revenue	5.00	1/1/27	11,000,000	12,057,210
Massachusetts Educational Financing Authority, Education Loan Revenue (Issue K)	5.25	7/1/29	3,725,000	4,077,199
Massachusetts Health and Educational Facilities Authority, Revenue (Northeastern University Issue)	5.00	10/1/30	3,000,000	3,323,550
Massachusetts Housing Finance Agency, Housing Revenue	5.30	6/1/49	5,940,000	5,985,144

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Massachusetts - 3.0% (continued)
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	8/15/30	3,725,000	4,255,030
Massachusetts School Building Authority, Senior Dedicated Sales Tax Revenue	5.00	10/15/35	5,000,000	5,631,600
				41,376,683
Michigan - 3.6%
Great Lakes Water Authority, Water Supply System Second Lien Revenue	5.00	7/1/46	10,000,000	10,829,400
Kent Hospital Finance Authority, Revenue (Spectrum Health System)	5.50	11/15/25	7,710,000	8,788,398
Michigan Building Authority, Revenue (Facilities Program)	5.00	10/15/24	2,500,000	2,812,825
Michigan Finance Authority, HR (Sparrow Obligated Group)	5.00	11/15/34	2,965,000	3,293,374
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/30	6,000,000	6,797,940
Michigan Finance Authority, Local Government Loan Program Revenue (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.)	5.00	7/1/32	5,000,000	5,622,800
Michigan Hospital Finance Authority, Revenue (Ascension Health Senior Credit Group)	4.00	11/15/47	3,500,000	3,533,565
Michigan Strategic Fund, SWDR (Genesee Power Station Project)	7.50	1/1/21	1,540,000	1,496,495
Wayne County Airport Authority, Airport Revenue (Detroit Metropolitan Wayne County Airport)	5.00	12/1/45	5,000,000	5,447,050
				48,621,847
Minnesota - .3%
Minneapolis-Saint Paul Metropolitan Airports Commission, Senior Airport Revenue	5.00	1/1/36	1,650,000	1,900,487
Western Minnesota Municipal Power Agency, Power Supply Revenue	5.00	1/1/30	1,565,000	1,782,144
				3,682,631
Missouri - 1.5%
Kansas City, General Improvement Airport Revenue	5.00	9/1/22	8,380,000	9,436,802
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/29	3,770,000	4,322,079
Missouri Health and Educational Facilities Authority, Health Facilities Revenue (CoxHealth)	5.00	11/15/30	3,725,000	4,253,280

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Missouri - 1.5% (continued)
Missouri Joint Municipal Electric Utility Commission, Power Project Revenue (Iatan 2 Project)	5.00	1/1/33	2,200,000		2,445,784
				20,457,945
Nebraska - .5%
Nebraska Public Power District, General Revenue	5.00	1/1/34	2,975,000		3,321,796
Public Power Generation Agency of Nebraska, Revenue (Whelan Energy Center Unit 2)	5.00	1/1/41	3,050,000		3,386,049
				6,707,845
Nevada - 1.6%
Clark County, Airport System Revenue	5.00	7/1/40	19,000,000		21,089,050
New Jersey - 3.2%
Essex County Improvement Authority, SWDR (Covanta Project)	5.25	7/1/45	5,000,000	[b]	4,977,700
New Jersey Economic Development Authority, Cigarette Tax Revenue	5.00	6/15/28	2,250,000		2,380,928
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.00	3/1/28	3,250,000		3,352,830
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/29	3,130,000		3,281,617
New Jersey Economic Development Authority, School Facilities Construction Revenue	5.25	6/15/31	7,550,000		7,853,057
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.00	7/1/28	3,000,000		3,390,300
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue (Insured; Assured Guaranty Corp.)	6.13	6/1/30	5,925,000		6,156,667
New Jersey Turnpike Authority, Turnpike Revenue	5.00	1/1/24	5,000,000		5,787,150
New Jersey Turnpike Authority, Turnpike Revenue (Insured; National Public Finance Guarantee Corp.)	1.12	1/1/30	7,500,000	[d]	6,900,000
				44,080,249
New Mexico - .7%
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue	1.27	8/1/19	9,500,000	[d]	9,463,045
New York - 12.7%
Metropolitan Transportation Authority, Transportation Revenue	5.25	11/15/29	7,375,000		8,554,410
Metropolitan Transportation Authority, Transportation Revenue	5.00	11/15/30	6,170,000		7,221,368
New York City, GO	5.00	3/1/25	5,000,000		5,902,450

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 12.7% (continued)
New York City, GO	5.00	8/1/25	5,380,000		6,300,195
New York City, GO	5.00	10/1/36	11,505,000		12,953,940
New York City Health and Hospitals Corporation, Health System Revenue	5.00	2/15/25	14,625,000		15,897,375
New York City Industrial Development Agency, Senior Airport Facilities Revenue (Transportation Infrastructure Properties, LLC Obligated Group)	5.00	7/1/21	6,150,000		6,670,474
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue	5.00	6/15/34	7,500,000		8,378,925
New York City Transitional Finance Authority, Future Tax Secured Subordinate Revenue	5.00	2/1/35	15,055,000		16,680,789
New York Liberty Development Corporation, Liberty Revenue (4 World Trade Center Project)	5.00	11/15/31	5,000,000		5,578,550
New York Liberty Development Corporation, Revenue (3 World Trade Center Project)	5.00	11/15/44	7,500,000	[b]	7,862,700
New York Liberty Development Corporation, Revenue (Goldman Sachs Headquarters Issue)	5.25	10/1/35	1,000,000		1,197,980
New York State Dormitory Authority, Revenue (New York University) (Insured; National Public Finance Guarantee Corp.)	5.75	7/1/27	9,500,000		11,651,465
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group) (Prerefunded)	6.13	12/1/18	2,500,000	[e]	2,724,925
New York State Dormitory Authority, Revenue (Orange Regional Medical Center Obligated Group) (Prerefunded)	6.25	12/1/18	3,800,000	[e]	4,150,170
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	2/15/31	10,000,000		11,576,100
New York State Dormitory Authority, State Personal Income Tax Revenue (General Purpose)	5.00	3/15/32	7,100,000		8,190,702
New York State Thruway Authority, General Revenue	5.00	1/1/27	5,000,000		5,808,750
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/21	1,100,000		1,172,787
New York Transportation Development Corporation, Special Facility Revenue (American Airlines, Inc. John F. Kennedy International Airport Project)	5.00	8/1/26	1,500,000		1,580,010

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New York - 12.7% (continued)
New York Transportation Development Corporation, Special Facility Revenue (LaGuardia Airport Terminal B Redevelopment Project)	5.00	7/1/46	6,500,000	6,843,720
Port Authority of New York and New Jersey, (Consolidated Bonds, 183rd Series)	5.00	12/15/26	4,125,000	4,900,541
Triborough Bridge and Tunnel Authority, General Revenue (MTA Bridges and Tunnels)	5.00	11/15/23	6,430,000	7,548,627
TSASC, Inc. of New York, Senior Tobacco Settlement Bonds	5.00	6/1/31	3,000,000	3,357,960
				172,704,913
North Carolina - .3%
North Carolina Medical Care Commission, Health Care Facilities Revenue (Duke University Health System)	5.00	6/1/28	3,250,000	3,962,563
Ohio - 1.3%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds	0.00	6/1/47	38,000,000	[c] 2,101,400
Butler County, Hospital Facilities Revenue (UC Health)	5.50	11/1/40	3,380,000	3,730,033
Hamilton County, Sewer System Revenue (The Metropolitan Sewer District of the Greater Cincinnati)	5.00	12/1/29	2,250,000	2,621,070
Ohio Higher Educational Facility Commission, HR (Cleveland Clinic Health System Obligated Group)	5.00	1/1/38	5,000,000	5,605,300
Ohio Turnpike and Infrastructure Commission, Junior Lien Turnpike Revenue (Infrastructure Projects)	5.25	2/15/39	3,000,000	3,399,330
				17,457,133
Pennsylvania - 3.5%
Allegheny County Port Authority, Special Transportation Revenue	5.25	3/1/22	5,000,000	5,706,650
Geisinger Authority, Health System Revenue (Geisinger Health System)	5.25	6/1/39	11,750,000	12,489,427
Lancaster County Hospital Authority, Health System Revenue (University of Pennsylvania Health System)	5.00	8/15/42	5,240,000	5,814,985
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/24	5,000,000	5,485,500
Pennsylvania Turnpike Commission, Turnpike Revenue	5.00	12/1/34	2,160,000	2,424,989
Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue	5.00	6/1/28	4,500,000	5,138,595
Philadelphia School District, GO	5.25	9/1/23	5,000,000	5,357,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Pennsylvania - 3.5% (continued)
Philadelphia School District, GO	5.00	9/1/27	5,000,000	5,598,550
				48,016,596
South Carolina - 3.0%
Columbia, Waterworks and Sewer System Revenue	5.00	2/1/36	8,000,000	8,860,800
Piedmont Municipal Power Agency, Electric Revenue	5.00	1/1/20	2,740,000	3,014,603
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.00	12/1/36	10,000,000	11,256,800
South Carolina Public Service Authority, Revenue Obligations (Santee Cooper)	5.13	12/1/43	16,000,000	17,555,360
				40,687,563
South Dakota - .6%
South Dakota Health and Educational Facilities Authority, Revenue (Avera Health Issue)	5.00	7/1/44	5,000,000	5,451,200
South Dakota Health and Educational Facilities Authority, Revenue (Sanford)	5.00	11/1/35	3,000,000	3,319,830
				8,771,030
Tennessee - .5%
Chattanooga Health Educational and Housing Board, Revenue (Catholic Health Initiatives)	5.25	1/1/40	1,500,000	1,558,695
Johnson City Health and Educational Facilities Board, HR (Mountain States Health Alliance)	6.00	7/1/38	5,000,000	5,460,000
				7,018,695
Texas - 7.1%
Corpus Christi, Utility System Junior Lien Improvement Revenue	5.00	7/15/40	5,000,000	5,559,700
Dallas and Fort Worth, Joint Revenue (Dallas-Fort Worth International Airport)	5.00	11/1/22	3,000,000	3,442,560
Fort Worth, Water and Sewer System Revenue	5.00	2/15/27	5,320,000	6,284,463
Harris County Cultural Education Facilities Finance Corporation, HR (Texas Children's Hospital Project)	5.25	10/1/29	4,000,000	4,379,320
Houston, Combined Utility System First Lien Revenue	5.00	11/15/28	4,000,000	4,669,240
Houston Community College System, Limited Tax GO	5.00	2/15/29	4,000,000	4,587,240
Love Field Airport Modernization Corporation, Special Facilities Revenue (Southwest Airlines Company - Love Field Modernization Program Project)	5.00	11/1/28	4,450,000	4,841,511

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Texas - 7.1% (continued)
Lower Colorado River Authority, Transmission Contract Revenue (Lower Colorado River Authority Transmission Services Corporation Project)	5.00	5/15/31	7,895,000	8,850,295
North Texas Tollway Authority, First Tier System Revenue	5.00	1/1/39	14,250,000	15,920,242
North Texas Tollway Authority, First Tier System Revenue (Insured; Assured Guaranty Corp.)	5.75	1/1/40	605,000	625,479
Plano Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	2/15/25	4,150,000	4,987,512
San Antonio, Electric and Gas Systems Junior Lien Revenue	5.00	2/1/43	9,275,000	10,360,268
Socorro Independent School District, Unlimited Tax Bonds (Permanent School Fund Guarantee Program)	5.00	8/15/29	4,080,000	4,709,014
Tarrant County Cultural Education Facilities Finance Corporation, HR (Baylor Scott and White Health Project)	5.00	11/15/45	2,500,000	2,759,875
Texas Transportation Commission, Central Texas Turnpike System First Tier Revenue	5.00	8/15/41	3,530,000	3,859,102
Texas Transportation Commission, Central Texas Turnpike System Second Tier Revenue	5.00	8/15/31	5,000,000	5,526,850
Wichita Falls, Water and Sewer System Revenue	5.00	8/1/24	4,195,000	4,857,223
				96,219,894
Utah - 1.5%
Metropolitan Water District of Salt Lake and Sandy, Water Revenue Project Bonds	5.00	7/1/37	3,000,000	3,358,410
Salt Lake City, Airport Revenue (Salt Lake International Airport)	5.00	7/1/37	3,500,000	3,926,265
Utah County, HR (Intermountain Health Care Health Services, Inc.)	4.00	5/15/47	10,000,000	10,168,900
Utah Transit Authority, Subordinated Sales Tax Revenue	5.00	6/15/35	2,645,000	2,973,006
				20,426,581
Virginia - .7%
Danville Industrial Development Authority, HR (Danville Regional Medical Center) (Insured; AMBAC) (Escrowed to Maturity)	5.25	10/1/28	1,500,000	1,763,040
Virginia Housing Development Authority, Commonwealth Mortgage Revenue	5.00	10/1/26	8,250,000	8,338,357
				10,101,397

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Washington - 3.8%
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue (Green Bonds)	5.00	11/1/34	2,000,000		2,340,980
Central Puget Sound Regional Transit Authority, Sales Tax and Motor Vehicle Excise Tax Revenue (Green Bonds)	5.00	11/1/35	2,795,000		3,258,746
Seattle, Drainage and Wastewater Improvement Revenue	5.00	9/1/27	5,000,000		5,715,850
Seattle, Municipal Light and Power Improvement Revenue	5.00	6/1/23	6,790,000		7,910,554
Washington, GO (Various Purpose)	5.00	7/1/27	3,500,000		4,177,950
Washington, GO (Various Purpose)	5.00	8/1/35	10,000,000		11,399,100
Washington, Motor Vehicle Fuel Tax GO	5.00	7/1/23	2,575,000		3,058,250
Washington Health Care Facilities Authority, Revenue (Providence Health and Services)	5.00	10/1/42	12,375,000		13,467,217
				51,328,647
Wisconsin - 3.4%
Public Finance Authority of Wisconsin, HR (Renown Regional Medical Center Project)	5.00	6/1/40	6,000,000		6,479,340
Public Finance Authority of Wisconsin, Lease Development Revenue (KU Campus Development Corporation - Central District Development Project)	5.00	3/1/46	10,000,000		10,988,200
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Health Alliance Senior Credit Group) (Morgan Stanley Municipal Trust Program Residual Series 3337) Recourse	5.00	11/15/43	10,000,000	[b,f]	11,047,500
Wisconsin Health and Educational Facilities Authority, Revenue (Ascension Senior Credit Group)	4.00	11/15/46	1,565,000		1,576,941
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.50	4/15/29	5,000,000		5,423,650
Wisconsin Health and Educational Facilities Authority, Revenue (Aurora Health Care, Inc.)	5.25	4/15/35	3,000,000		3,268,290

Long-Term Municipal Investments - 99.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wisconsin - 3.4% (continued)
Wisconsin Health and Educational Facilities Authority, Revenue (ProHealth Care, Inc. Obligated Group)	5.00	8/15/39	6,100,000	6,675,413
				45,459,334
Total Investments (cost $1,295,766,426)			99.4%	1,350,303,213
Cash and Receivables (Net)			0.6%	8,160,404
Net Assets			100.0%	1,358,463,617

a Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, these securities were valued at $29,650,465 or 2.18% of net assets.

c Security issued with a zero coupon. Income is recognized through the accretion of discount.

d Variable rate security—rate shown is the interest rate in effect at period end.

e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f Collateral for floating rate borrowings.

Portfolio Summary (Unaudited) †	Value (%)
Transportation Services	24.1
Health Care	18.9
Utility-Water and Sewer	10.8
Utility-Electric	9.4
Special Tax	8.8
Education	5.1
State/Territory	4.0
City	2.3
Asset-Backed	2.0
Industrial	2.0
Lease	1.9
County	1.3
Housing	1.0
Prerefunded	.1
Resource Recovery	.1
Other	7.6
99.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	1,295,766,426	1,350,303,213
Cash		198,143
Interest receivable		14,686,117
Receivable for shares of Common Stock subscribed		29,458
Prepaid expenses		27,065
		1,365,243,996
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		810,265
Payable for floating rate notes issued—Note 4		5,000,000
Payable for shares of Common Stock redeemed		800,859
Interest and expense payable related to floating rate notes issued—Note 4		14,948
Accrued expenses		154,307
		6,780,379
Net Assets ($)		1,358,463,617
Composition of Net Assets ($):
Paid-in capital		1,333,322,768
Accumulated undistributed investment income—net		203,899
Accumulated net realized gain (loss) on investments		(29,599,837)
Accumulated net unrealized appreciation (depreciation) on investments		54,536,787
Net Assets ($)		1,358,463,617
Shares Outstanding
(600 million shares of $.001 par value Common Stock authorized)		117,305,522
Net Asset Value Per Share ($)		11.58

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended February 28, 2017 (Unaudited)

Investment Income ($):
Interest Income	26,495,624
Expenses:
Management fee—Note 3(a)	4,161,094
Shareholder servicing costs—Note 3(b)	572,704
Professional fees	69,199
Directors’ fees and expenses—Note 3(c)	60,023
Custodian fees—Note 3(b)	39,069
Interest and expense related to floating rate notes issued—Note 4	27,768
Prospectus and shareholders’ reports	25,689
Registration fees	23,086
Loan commitment fees—Note 2	15,416
Miscellaneous	35,818
Total Expenses	5,029,866
Less—reduction in fees due to earnings credits—Note 3(b)	(7,746)
Net Expenses	5,022,120
Investment Income—Net	21,473,504
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,536,051
Net unrealized appreciation (depreciation) on investments	(82,057,529)
Net Realized and Unrealized Gain (Loss) on Investments	(72,521,478)
Net (Decrease) in Net Assets Resulting from Operations	(51,047,974)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations ($):
Investment income—net	21,473,504	45,874,263
Net realized gain (loss) on investments	9,536,051	18,931,540
Net unrealized appreciation (depreciation) on investments	(82,057,529)	37,823,421
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,047,974)	102,629,224
Distributions to Shareholders from ($):
Investment income—net	(21,269,605)	(45,499,434)
Capital Stock Transactions ($):
Net proceeds from shares sold	27,987,144	74,150,263
Distributions reinvested	15,941,872	33,786,235
Cost of shares redeemed	(86,542,720)	(120,830,242)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(42,613,704)	(12,893,744)
Total Increase (Decrease) in Net Assets	(114,931,283)	44,236,046
Net Assets ($):
Beginning of Period	1,473,394,900	1,429,158,854
End of Period	1,358,463,617	1,473,394,900
Undistributed investment income—net	203,899	-
Capital Share Transactions (Shares):
Shares sold	2,392,144	6,182,086
Shares issued for distributions reinvested	1,366,962	2,819,839
Shares redeemed	(7,433,356)	(10,089,548)
Net Increase (Decrease) in Shares Outstanding	(3,674,250)	(1,087,623)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended
February 28, 2017		Year Ended August 31,
(Unaudited)		2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	12.18	11.71	11.79	11.02	11.90	11.24
Investment Operations:
Investment income—net[a]	.18	.38	.39	.42	.38	.42
Net realized and unrealized gain (loss) on investments	(.60)	.47	(.08)	.77	(.89)	.66
Total from Investment Operations	(.42)	.85	.31	1.19	(.51)	1.08
Distributions:
Dividends from investment income—net	(.18)	(.38)	(.39)	(.42)	(.37)	(.42)
Dividends from net realized gain on investments	-	-	-	(.00)[b]	-	-
Total Distributions	(.18)	(.38)	(.39)	(.42)	(.37)	(.42)
Net asset value, end of period	11.58	12.18	11.71	11.79	11.02	11.90
Total Return (%)	(3.47)[c]	7.32	2.67	11.10	(4.52)	9.76
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[d]	.73	.72	.74	.72	.75
Ratio of net expenses to average net assets	.72[d]	.73	.72	.74	.72	.75
Ratio of interest and expense related to floating rate notes issued to average net assets	.00[d,e]	.00[e]	.01	.01	.01	.01
Ratio of net investment income to average net assets	3.10[d]	3.16	3.32	3.71	3.18	3.64
Portfolio Turnover Rate	8.03[c]	16.38	14.65	19.04	23.67	27.88
Net Assets, end of period ($ x 1,000)	1,358,464	1,473,395	1,429,159	1,490,774	1,492,691	1,719,403

a Based on average shares outstanding.

b Amount represents less than $.01 per share.

c Not annualized.

d Annualized.

e Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Municipal Bond Fund (the “fund”) is the sole series of Dreyfus Bond Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	1,350,303,213	-	1,350,303,213
Liabilities ($)
Floating Rate Notes††	-	(5,000,000)	-	(5,000,000)

† See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

At February 28, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended August 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $40,527,941 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to August 31, 2016. If not applied, the carryover expires in fiscal year 2018.

The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2016 was as follows: tax-exempt income $45,454,464 and ordinary income $44,970. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 5, 2016, the unsecured credit facility with Citibank, N.A. was $555 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 2017, the fund was charged $296,963 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2017, the fund was charged $165,735 for transfer agency services and $10,487 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $7,746.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2017, the fund was charged $39,069 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended February 28, 2017, the fund was charged $7,245 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended February 28, 2017, the fund was charged $5,604 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $624,479, Shareholder Services Plan fees $52,000, custodian fees $60,933, Chief Compliance Officer fees $4,670 and transfer agency fees $68,183.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2017, amounted to $111,382,260 and $148,677,238, respectively.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An inverse floater security may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

The average amount of borrowings outstanding under the inverse floater structure during the period ended February 28, 2017, was approximately $5,000,000, with a related weighted average annualized interest rate of 1.12%.

At February 28, 2017, accumulated net unrealized appreciation on investments was $54,536,787, consisting of $66,327,016 gross unrealized appreciation and $11,790,229 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for the one- and two-year periods and below the median for the other periods and above the Performance Universe median for all periods except the five- and ten-year periods when it was below the median. The Board also noted that the fund’s yield performance was at or above the Performance Group median for four of the ten one-year periods ended September 30th, and above the Performance Universe median for eight of the ten one-year periods ended September 30th. The Board noted the relative proximity of the fund’s total return and/or yield performance to the Performance Group and/or Performance Universe median during certain periods when the fund’s performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Broadridge category average and noted that the fund’s performance was above the performance of the average in five of the ten calendar years shown, including the three most recent years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

• At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s improved total return performance in recent periods.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

NOTES

NOTES

NOTES

For More Information

Dreyfus Municipal Bond Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	DRTAX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0054SA0217

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Bond Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak

            President

Date:    April 28, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 28, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)